Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 7 – DERIVATIVE LIABILITIES

The embedded conversion options of the Company’s convertible debentures summarized in Note 6 contain conversion features that qualify for embedded derivative classification. The fair value of these liabilities are re-measured at the end of every reporting period and the change in fair value is reported in the statement of operations as a gain or loss on derivative financial instruments.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	September 30, 2018	December 31, 2017
Balance at the beginning of the period	$409,948	$402,881
Addition of new derivative liabilities	1,127,281	-
Change in fair value of embedded conversion option	305,886	44,084
Derecognition of derivatives upon settlement of convertible notes	(462,324)	(37,017)

Balance at the end of the period	$1,380,791	$409,948

The Company uses Level 3 inputs for its valuation methodology for its conversion option liabilities as their fair values were determined by using the Binomial option pricing model based on various assumptions. The model incorporates the price of a share of the Company’s common stock (as quoted on the Over the Counter Bulletin Board), volatility, risk free rate, dividend rate and estimated life. Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As, required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2017	335%	1.39%	0%	0.25 – 2.50
At September 30, 2018	209.47%- 261.9%	2.14%-2.36%	0%	0.25 – .50

8.	Derivative Liabilities

The embedded conversion options of the Company’s convertible debentures described in Note 7 contain conversion features that qualify for embedded derivative classification. The fair value of these liabilities will be re-measured at the end of every reporting period and the change in fair value will be reported in the statement of operations as a gain or loss on derivative financial instruments.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016

Balance at the beginning of the period	$402,881	$16,886,192

Addition of new derivative liabilities	-	403,539
Change in fair value of warrants	-	(290,276)
Change in fair value of embedded conversion option	44,084	(16,596,574)
Derecognition of derivative liabilities upon settlement of convertible notes	(37,017)	-
Balance at the end of the period	$409,948	$402,881

The Company uses Level 3 inputs for its valuation methodology for the warrant derivative liabilities and embedded conversion option liabilities as their fair values were determined by using the Black- Scholes option pricing model based on various assumptions. The model incorporates the price of a share of the Company’s common stock (as quoted on the Over the Counter Bulletin Board), volatility, risk free rate, dividend rate and estimated life. Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As, required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 31, 2016	134% - 216%	0.20% - 1.03%	0%	0.25 - 2.50
At December 31, 2017	335%	1.39%	0%	0.25